Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Segment Results
The following table presents Aegon’s segment results.

Income statement - Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated

2021

Operating result before tax	788	755	184	145	253	(219)	(1)	1,906	42	1,948

Fair value items	698	221	(62)	(18)	(1)	12	3	854	(123)	730

Realized gains / (losses) on investments	313	118	10	2	2	1	(0)	446	(9)	437

Impairment charges	(19)	(19)	-	(0)	(1)	(11)	(0)	(49)	(0)	(49)

Impairment reversals	33	59	-	1	-	8	-	101	-	101

Non-operating items	1,025	378	(51)	(15)	-	11	3	1,352	(132)	1,220

Other income / (charges)	(667)	(23)	1	65	(18)	(138)	-	(780)	12	(768)

Result before tax	1,147	1,110	134	195	235	(344)	2	2,478	(78)	2,400

Income tax (expense) / benefit	(137)	(276)	(12)	(36)	(65)	77	(0)	(449)	78	(371)

Net result	1,010	833	122	159	170	(267)	2	2,029	-	2,029

Inter-segment operating result	(20)	(95)	(96)	(31)	191	51

Revenues

2021

Life insurance gross premiums	7,108	1,323	4,613	1,181	-	-	-	14,225	(825)	13,400

Accident and health insurance	1,273	254	3	179	-	-	-	1,709	(67)	1,643

General insurance	-	136	-	432	-	-	-	569	(168)	401

Total gross premiums	8,381	1,713	4,616	1,793	-	-	(0)	16,504	(1,060)	15,444

Investment income	2,910	2,088	1,691	360	12	242	(261)	7,042	(75)	6,967

Fee and commission income	1,920	300	223	59	800	-	(183)	3,120	(335)	2,785

Other revenues	11	-	-	2	2	12	-	27	(15)	13

Total revenues	13,222	4,101	6,531	2,215	814	254	(444)	26,693	(1,484)	25,209

Inter-segment revenues	1	14	-	-	182	247

Income statement -Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated

2020

Operating result before tax	792	665	144	164	182	(237)	1	1,710	31	1,741

Fair value items	(448)	(230)	(2)	(7)	22	(36)	-	(701)	(87)	(788)

Realized gains / (losses) on investments	93	14	-	46	1	(3)	-	150	(8)	142

Impairment charges	(173)	(50)	-	(16)	(1)	(25)	-	(265)	1	(264)

Impairment reversals	27	1	-	-	-	-	-	28	-	28

Non-operating items	(501)	(265)	(1)	22	22	(65)	-	(788)	(94)	(881)

Other income / (charges)	(1,110)	78	(68)	(1)	(8)	(130)	-	(1,239)	15	(1,224)

Result before tax	(819)	478	74	186	195	(433)	1	(317)	(47)	(364)

Income tax (expense) / benefit	284	(107)	(7)	(22)	(44)	78	(0)	181	47	229

Net result	(535)	371	67	164	151	(355)	1	(135)	-	(135)

Inter-segment operating result	(40)	(87)	(86)	(35)	193	62

Revenues

2020

Life insurance gross premiums	7,105	1,619	4,833	1,095	-	4	(3)	14,654	(726)	13,929

Accident and health insurance	1,380	245	25	193	-	-	-	1,844	(59)	1,784

General insurance	-	130	-	388	-	-	(0)	519	(132)	386

Total gross premiums	8,485	1,994	4,858	1,677	-	5	(3)	17,016	(917)	16,099

Investment income	2,986	2,083	1,795	362	7	261	(281)	7,212	(63)	7,149

Fee and commission income	1,653	255	194	50	750	(9)	(180)	2,713	(308)	2,405

Other revenues	7	-	-	1	2	3	-	14	(10)	4

Total revenues	13,131	4,332	6,847	2,091	759	260	(465)	26,955	(1,298)	25,657

Inter-segment revenues	1	21	-	-	188	264

Income statement - Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated

2019

Operating result before tax	1,041	648	139	154	139	(228)	1	1,894	50	1,944

Fair value items	378	(741)	(131)	(7)	-	(4)	(0)	(504)	(88)	(592)

Realized gains / (losses) on investments	125	240	3	36	-	1	-	405	(2)	403

Impairment charges	(54)	(39)	-	(1)	-	(10)	-	(104)	-	(104)

Impairment reversals	68	5	-	1	-	-	-	73	-	73

Non-operating items	517	(535)	(128)	29	-	(13)	-	(129)	(90)	(220)

Other income / (charges)	(156)	(1)	(38)	15	(7)	(95)	-	(281)	-	(281)

Result before tax	1,403	121	(27)	198	133	(335)	1	1,493	(40)	1,453

Income tax (expense) / benefit	(220)	(27)	(7)	(33)	(36)	65	-	(257)	40	(217)

Net result	1,183	94	(34)	165	97	(270)	1	1,236	-	1,236

Inter-segment operating result	(61)	(105)	(87)	(20)	193	79

Revenues

2019

Life insurance gross premiums	7,279	1,765	6,282	1,289	-	11	(8)	16,617	(691)	15,926

Accident and health insurance	1,416	228	28	201	-	-	-	1,872	(50)	1,823

General insurance	-	130	-	382	-	1	(1)	512	(122)	390

Total gross premiums	8,694	2,123	6,309	1,872	-	12	(9)	19,002	(864)	18,138

Investment income	3,172	2,224	1,830	379	5	269	(284)	7,595	(64)	7,531

Fee and commission income	1,757	237	197	109	627	-	(187)	2,740	(218)	2,523

Other revenues	8	-	-	2	1	5	-	16	(10)	6

Total revenues	13,631	4,583	8,337	2,362	633	286	(480)	29,352	(1,155)	28,197

Inter-segment revenues	1	12	-	-	187	280

Summary of Reconciliation from Operating Result Before Tax to Income Before Tax

Presentation Non-Operating result	Note	2021	2020	2019
Operating result		1,906	1,710	1,894

Elimination of share in earnings of joint ventures and associates		42	31	50

Premium income	6	(5)	4	(1)

Rental income	7	(71)	(68)	(76)

Dividend income	7	76	(40)	9

Fee and commission income	8	30	(5)	-

Recovered claims and benefits	9	(31)	(143)	7

Change in valuation of reinsurance ceded	9	(43)	86	-

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	10	(4)	(421)	(89)

Net fair value change on borrowings and other financial liabilities	10	(13)	2	7

Realized gains and losses on financial investments	10	463	132	399

Gains and (losses) on investments in real estate	10	253	74	317

Net fair value change of derivatives	10	(471)	613	163

Other income	11	77	68	200

Benefits and claims paid life	12	(217)	-	-

Change in valuation of liabilities for insurance contracts	12	994	(1,422)	(1,061)

Change in valuation of liabilities for investment contracts	12	(8)	(7)	(13)

Policyholder claims and benefits - Other	12	38	19	50

Commissions and expenses	14	(715)	(450)	(318)

Impairment (charges) reversals	15	53	(318)	(105)

Interest charges and related fees	16	-	(82)	21

Other charges	17	(37)	(150)	(1)

Results of CEE businesses which were previously reported in operating results		85	-	-

Result before tax		2,400	(364)	1,453

♦	Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives is reported as part of the respective line in note 10 and reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in operating result.
♦	Net fair value change of derivatives is reported as part of the respective line in note 10 and includes: 1) the over- or underperformance of derivatives of EUR 8 million loss (2020: EUR 38 million loss, 2019: EUR 34 million gain) for which the expected long-term return is included in operating result; 2) Net fair value change on economic hedges where no hedge accounting is applied of EUR 466 million loss (2020: EUR 652 million gain, 2019: EUR 130 million gain); 3) Ineffective portion of hedge transactions to which hedge accounting is applied of EUR 2 million gain (2020: EUR nil million, 2019: EUR

1 million gain).
♦	Net foreign currency gains and (losses) are reported as part of the respective line in note 10.
♦	Benefits and claims paid life relate to the lump-sum buy-out program for certain variable annuities in the Americas and is reported as part of the respective line in note 12.
♦	Change in valuation of liabilities for insurance contracts is reported as part of the respective line in note 12.
♦	Change in valuation of liabilities for investment contracts is reported as part of the respective line in note 12.
♦	Policyholder claims and benefits - Other are reported as part of the ‘Other’ line in note 12 and is related to policyholder tax.
♦	Commissions and expenses include: 1) Restructuring charges of EUR 240 million (2020: EUR 266 million charge, 2019: EUR 220 million charge) which are reported as part of Employee and Administration expenses lines in note 14; 2) Amortization of deferred expenses of EUR 260 million income (2020: income of EUR 35 million, 2019: charge of EUR 32 million) which is reported as part of the respective line in note 14. This is offset against realized gains and losses and impairments on financial investments; 3) Amortization of VOBA and future servicing rights of EUR 87 million charge (2020: income of EUR 20 million; 2019: charge of EUR 5 million) which is reported as part of the respective line in note 14. Commissions and expenses include a DPAC/VOBA fair value adjustment of EUR 51 million gain (2020: gain of EUR 159 million; 2019: gain of EUR 151 million).
♦	Impairment (charges) reversals include: 1) Impairment charges and reversals on financial assets, excluding receivables of EUR 45 million reversal (2020: charge of EUR 266 million, 2019: charge of EUR 60 million) as shown in note 15; 2) Impairment charges and reversals on non-financial assets and receivables of EUR 60 million charge (2020: EUR 128 million charge; 2019: EUR 109 million charge) reported as part of the respective line in note 15.
♦	There are no interest charges and related fees that are classified for segment reporting purposes as non-operating results.

Summary of Other Selected Income Statement Items

Other selected income statement items	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total

2021

Amortization of deferred expenses, VOBA and future servicing rights	929	-	113	61	-	-	1,103

Depreciation	56	20	6	15	2	1	99

Impairment charges / (reversals) on financial assets, excluding receivables	(23)	(14)	-	-	-	(8)	(45)

Impairment charges / (reversals) on non- financial assets and receivables	37	12	-	-	1	11	60

2020

Amortization of deferred expenses, VOBA and future servicing rights	637	-	119	97	-	-	854

Depreciation	56	20	9	12	2	1	101

Impairment charges / (reversals) on financial assets, excluding receivables	151	86	-	15	-	11	262

Impairment charges / (reversals) on non- financial assets and receivables	72	21	17	-	4	14	128

2019

Amortization of deferred expenses, VOBA and future servicing rights	687	4	117	66	-	-	875

Depreciation	44	18	12	11	1	2	87

Impairment charges / (reversals) on financial assets, excluding receivables	(12)	72	-	-	-	-	60

Impairment charges / (reversals) on non- financial assets and receivables	3	94	-	3	-	10	109

Summary of Number of Employees

Number of employees	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total

2021

Number of employees - headcount	7,675	3,534	2,476	6,590	1,675	321	22,271

Of which Aegon’s share of employees in joint ventures and associates	733	-	59	3,245	191	-	4,228

2020

Number of employees - headcount	7,960	3,521	2,307	6,598	1,527	409	22,322

Of which Aegon’s share of employees in joint ventures and associates	669	-	47	3,294	183	-	4,193

2019

Number of employees - headcount	8,570	3,582	2,261	7,393	1,535	416	23,757

Of which Aegon’s share of employees in joint ventures and associates	651	-	62	4,276	173	-	5,162

Summary of Assets and Liabilities Per Segment

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total

2021

Assets

Cash and Cash equivalents	1,127	3,718	210	282	311	1,242	-	6,889

Investments	80,938	66,384	1,876	8,315	296	21	-	157,831

Investments for account of policyholders	115,596	25,673	108,713	974	-	-	(4)	250,953

Investments in joint ventures	56	343	-	936	368	39	-	1,743

Investments in associates	-	1,103	9	18	151	20	(12)	1,289

Deferred expenses	9,052	235	825	391	-	-	-	10,503

Other assets	27,268	9,318	2,125	2,064	199	31,733	(33,663)	39,044

Total assets	234,037	106,775	113,758	12,979	1,326	33,056	(33,679)	468,252

Liabilities

Insurance contracts	74,967	40,547	1,490	9,028	-	-	(1,611)	124,422

Insurance contracts for account of policyholders	83,316	25,294	39,955	758	-	-	-	149,323

Investment contracts	9,804	11,767	194	2	-	-	-	21,767

Investment contracts for account of policyholders	32,280	2,273	69,819	220	-	-	-	104,592

Other liabilities	17,382	19,875	799	518	540	6,685	(4,022)	41,776

Total liabilities	217,750	99,757	112,257	10,526	540	6,685	(5,633)	441,881

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total

2020

Assets

Cash and Cash equivalents	903	5,689	257	211	374	938	-	8,372

Investments	77,431	68,561	1,994	8,238	208	108	-	156,541

Investments for account of policyholders	104,374	25,603	93,240	959	-	-	(3)	224,172

Investments in joint ventures	-	327	-	846	204	-	-	1,376

Investments in associates	60	1,004	8	35	151	21	(15)	1,264

Deferred expenses	7,555	136	819	289	-	-	-	8,799

Other assets	26,552	13,642	2,664	1,905	171	33,252	(34,896)	43,290

Total assets	216,875	114,962	98,982	12,482	1,109	34,319	(34,914)	443,814

Liabilities

Insurance contracts	69,392	44,242	1,458	8,542	-	-	(1,488)	122,146

Insurance contracts for account of policyholders	76,506	25,085	33,078	772	-	-	-	135,441

Investment contracts	8,156	12,732	185	2	-	-	-	21,075

Investment contracts for account of policyholders	27,868	2,473	61,092	191	-	-	-	91,624

Other liabilities	19,265	24,249	1,614	573	515	9,658	(7,007)	48,867

Total liabilities	201,188	108,780	97,427	10,080	515	9,658	(8,495)	419,153

Summary of Investments
Amounts included in the tables on investments are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

Investments	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total

2021

Shares	493	1,410	29	72	9	1	-	2,015

Debt securities	61,014	26,951	1,159	8,060	11	-	-	97,195

Loans	11,352	35,358	-	93	-	20	-	46,823

Other financial assets	8,040	79	687	73	276	-	-	9,155

Investments in real estate	39	2,588	-	16	-	-	-	2,643

Investments general account	80,938	66,384	1,876	8,315	296	21	-	157,831

Shares	-	9,078	20,221	243	-	-	(4)	29,539

Debt securities	-	12,044	7,649	128	-	-	-	19,821

Unconsolidated investment funds	115,596	1,059	74,698	597	-	-	-	191,950

Other financial assets	-	3,493	5,581	6	-	-	-	9,080

Investments in real estate	-	-	563	-	-	-	-	563

Investments for account of policyholders	115,596	25,673	108,713	974	-	-	(4)	250,953

Investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784

Off-balance sheet investments third parties	240,248	7,711	151,097	2,300	212,779	-	-	614,136

Total revenue-generating investments	436,782	99,769	261,687	11,589	213,076	21	(4)	1,022,920

Investments

Available-for-sale	65,694	24,443	1,299	8,191	257	-	-	99,884

Loans	11,352	35,358	-	93	-	20	-	46,823

Financial assets at fair value through profit or loss	119,450	29,669	108,727	987	40	1	(4)	258,871

Investments in real estate	39	2,588	563	16	-	-	-	3,206

Total investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784

Investments in joint ventures	56	343	-	936	368	39	-	1,743

Investments in associates	-	1,103	9	18	151	20	(12)	1,289

Other assets	37,447	13,271	3,160	2,736	510	32,975	(33,663)	56,436

Consolidated total assets	234,037	106,775	113,758	12,979	1,326	33,056	(33,679)	468,252

Investments	Americas	The Netherlands	United Kingdom	International 1)	Asset Management	Holding and other activities	Eliminations	Total

2020

Shares	442	1,376	34	74	9	44	-	1,979

Debt securities	59,419	30,880	1,077	7,926	48	1	-	99,350

Loans	10,477	33,882	-	120	-	40	-	44,519

Other financial assets	7,056	91	883	102	152	23	-	8,308

Investments in real estate	37	2,331	-	16	-	-	-	2,385

Investments general account	77,431	68,561	1,994	8,238	208	108	-	156,541

Shares	-	8,227	16,877	187	-	-	(3)	25,288

Debt securities	-	12,150	7,579	156	-	-	-	19,885

Unconsolidated investment funds	104,374	706	63,084	613	-	-	-	168,777

Other financial assets	-	4,520	5,232	3	-	-	-	9,755

Investments in real estate	-	-	467	-	-	-	-	467

Investments for account of policyholders	104,374	25,603	93,240	959	-	-	(3)	224,172

Investments on balance sheet	181,805	94,164	95,234	9,197	208	108	(3)	380,713

Off-balance sheet investments third parties	215,216	6,144	119,347	6,752	192,098	-	(336)	539,220

Total revenue-generating investments	397,021	100,308	214,580	15,948	192,307	108	(339)	919,933

Investments

Available-for-sale	63,864	25,972	1,494	8,088	134	28	-	99,580

Loans	10,477	33,882	-	120	-	40	-	44,519

Financial assets at fair value through profit or loss	107,427	31,979	93,272	973	74	40	(3)	233,762

Investments in real estate	37	2,331	467	16	-	-	-	2,853

Total investments on balance sheet	181,805	94,164	95,234	9,197	208	108	(3)	380,713

Investments in joint ventures	(0)	327	-	846	204	(0)	-	1,376

Investments in associates	60	1,004	8	35	151	21	(15)	1,264

Other assets	35,010	19,467	3,740	2,405	545	34,190	(34,896)	60,461

Consolidated total assets	216,875	114,962	98,982	12,482	1,109	34,319	(34,914)	443,814